The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia Small Cap Growth Fund I filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 17, 2020 (Accession No. 0001193125-20-194667), which is incorporated herein by reference.